Net Changes in Liabilities for Quality Assurances (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Product Liability Contingency [Line Items]
Liabilities for quality assurances at beginning of year	$ 8,930	¥ 839,834	¥ 764,369	¥ 680,408
Payments made during year	(3,661)	(344,279)	(348,214)	(476,771)
Provision for quality assurances	5,226	491,542	436,891	588,224
Changes relating to pre-existing quality assurances	(89)	(8,383)	(7,827)	(1,701)
Other	259	24,309	(5,385)	(25,791)
Liabilities for quality assurances at end of year	$ 10,665	¥ 1,003,023	¥ 839,834	¥ 764,369